Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - Not measured at fair value - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	$ 743,532	$ 711,000
Financial liabilities, Carrying Amount	730,605	697,768
Financial assets, Fair Value	743,834	711,236
Financial Liabilities, Fair Value	732,281	700,358
Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	801,879	771,153
Financial liabilities, Carrying Amount	793,853	762,989
Financial assets, Fair Value	802,031	771,287
Financial Liabilities, Fair Value	795,409	765,367
Payables due to other financial institutions
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	18,137	21,907
Financial Liabilities, Fair Value	18,137	21,907
Payables due to other financial institutions | Parent Entity
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	17,682	21,775
Financial Liabilities, Fair Value	17,682	21,775
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	518,107	487,022
Financial Liabilities, Fair Value	518,791	487,723
Deposits and other borrowings | Parent Entity
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	460,406	431,670
Financial Liabilities, Fair Value	461,054	432,329
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	169,241	163,683
Financial Liabilities, Fair Value	170,060	165,151
Debt issues | Parent Entity
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	149,065	141,176
Financial Liabilities, Fair Value	149,800	142,474
Due to subsidiaries | Parent Entity
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	142,400	143,834
Financial Liabilities, Fair Value	142,400	143,834
Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	17,265	17,666
Financial Liabilities, Fair Value	17,438	18,087
Loan capital | Parent Entity
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	17,265	17,666
Financial Liabilities, Fair Value	17,438	18,087
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	7,855	7,490
Financial Liabilities, Fair Value	7,855	7,490
Other financial liabilities | Parent Entity
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	7,035	6,868
Financial Liabilities, Fair Value	7,035	6,868
Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	26,431	18,397
Financial assets, Fair Value	26,431	18,397
Cash and balances with central banks | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	24,726	16,405
Financial assets, Fair Value	24,726	16,405
Receivables due from other financial institutions
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	5,790	7,128
Financial assets, Fair Value	5,790	7,128
Receivables due from other financial institutions | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	5,711	6,357
Financial assets, Fair Value	5,711	6,357
Loans
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	706,440	680,332
Financial assets, Fair Value	706,742	680,568
Loans | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	626,918	601,650
Financial assets, Fair Value	627,070	601,784
Regulatory deposits with central banks overseas
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	357	389
Financial assets, Fair Value	357	389
Regulatory deposits with central banks overseas | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	250	286
Financial assets, Fair Value	250	286
Due from subsidiaries | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	140,597	142,455
Financial assets, Fair Value	140,597	142,455
Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	4,514	4,754
Financial assets, Fair Value	4,514	4,754
Other financial assets | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	3,677	4,000
Financial assets, Fair Value	3,677	4,000
Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	31,120	23,620
Financial Liabilities, Fair Value	2,171	2,429
Level 1 | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	29,243	21,153
Financial Liabilities, Fair Value	1,735	2,304
Level 1 | Payables due to other financial institutions
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	2,171	2,429
Level 1 | Payables due to other financial institutions | Parent Entity
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	1,735	2,304
Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	26,431	18,397
Level 1 | Cash and balances with central banks | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	24,726	16,405
Level 1 | Receivables due from other financial institutions
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,332	4,834
Level 1 | Receivables due from other financial institutions | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,267	4,462
Level 1 | Regulatory deposits with central banks overseas
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	357	389
Level 1 | Regulatory deposits with central banks overseas | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	250	286
Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,972	6,656
Financial Liabilities, Fair Value	727,272	695,135
Level 2 | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,121	5,895
Financial Liabilities, Fair Value	650,061	618,013
Level 2 | Payables due to other financial institutions
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	15,966	19,478
Level 2 | Payables due to other financial institutions | Parent Entity
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	15,947	19,471
Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	515,953	484,929
Level 2 | Deposits and other borrowings | Parent Entity
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	459,841	431,113
Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	170,060	165,151
Level 2 | Debt issues | Parent Entity
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	149,800	142,474
Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	17,438	18,087
Level 2 | Loan capital | Parent Entity
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	17,438	18,087
Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	7,855	7,490
Level 2 | Other financial liabilities | Parent Entity
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	7,035	6,868
Level 2 | Receivables due from other financial institutions
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	1,458	1,902
Level 2 | Receivables due from other financial institutions | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	1,444	1,895
Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,514	4,754
Level 2 | Other financial assets | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	3,677	4,000
Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	706,742	680,960
Financial Liabilities, Fair Value	2,838	2,794
Level 3 | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	767,667	744,239
Financial Liabilities, Fair Value	143,613	145,050
Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	2,838	2,794
Level 3 | Deposits and other borrowings | Parent Entity
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	1,213	1,216
Level 3 | Due to subsidiaries | Parent Entity
Fair values of financial assets and financial liabilities
Financial Liabilities, Fair Value	142,400	143,834
Level 3 | Receivables due from other financial institutions
Fair values of financial assets and financial liabilities
Financial assets, Fair Value		392
Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	706,742	680,568
Level 3 | Loans | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	627,070	601,784
Level 3 | Due from subsidiaries | Parent Entity
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	$ 140,597	$ 142,455